28. INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Information On Companies With Non-controlling Interests Tables
Summarized statement of comprehensive income

IN MILLIONS OF USD	2017	2016	2015
Hudson Las Vegas JV
Turnover	67.1	64.6	64.8
Depreciation, amortization and impairment	(1.3)	(1.4)	(0.8)
Net earnings for the year	10.9	9.6	11.1

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net earnings Hudson Las Vegas	2.9	2.6	3.0

Non-controlling interests in other subsidiaries	26.9	23.7	23.0
Total comprehensive income attributable to NCI	29.8	26.3	26.0

Summarized statement of financial position

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016	DEC 31, 2015
Hudson Las Vegas JV
Cash and cash equivalents	5.2	4.1	6.5
Other current assets	7.2	8.0	5.4
Non-current assets	9.4	8.9	9.0
Other current liabilities	(3.5)	(3.5)	(4.5)
Net assets	18.3	17.5	16.4

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	4.9	4.7	4.4

Non-controlling interests in other subsidiaries	73.8	67.5	63.4
Total net assets attributable to NCI	78.7	72.2	67.8